ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Balance Sheets) (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalent	¥ 7,481,678,114	$ 1,146,617,335	¥ 5,653,853,691
Due from subsidiaries	410,358,136	62,890,136	520,503,579
Due from related parties	75,930,094		91,416,575
Other current assets	3,020,592,138	462,925,998	1,573,481,940
Total current assets	33,682,131,475	5,162,012,485	31,688,246,703
Non-current assets:
Call Option	756,929,181	116,004,472	294,177,634
Other non-current assets	1,777,798,867	272,459,596	1,466,692,145
Total assets	53,232,374,870	8,158,218,367	47,844,717,353
Current liabilities:
Due to subsidiaries	14,113,577	2,163,000	36,309,710
Due to related parties	0	0	748,615
Convertible senior notes-current	1,831,612,124	280,706,839
Total current liabilities	31,216,795,621	4,784,183,232	31,277,229,167
Convertible senior notes	0	0	728,215,869
Total liabilities	40,241,612,887	6,167,296,990	35,403,690,828
Shareholders' equity:
Ordinary shares (USD0.00002 par value, 500,000,000 shares authorized, 180,653,497 and 190,380,309 shares issued as of December 31, 2019 and December 31, 2020, respectively,178,930,297 and 187,434,469 shares outstanding as of December 31, 2019 and December 31, 2020, respectively.)	26,052	3,993	24,767
Additional paid-in capital	5,251,244,630	804,788,449	4,582,849,862
Accumulated other comprehensive income	(128,615,450)	(19,711,180)	62,952,198
Treasury stock, at cost; 1,723,200 and 2,945,840 ordinary shares as of December 31, 2019 and December 31, 2020, respectively.	(43,169,878)	(6,616,073)	(13,875,553)
Total shareholders' equity	9,987,844,274	1,530,704,104	9,303,318,015
Total liabilities and shareholders' equity	53,232,374,870	8,158,218,367	47,844,717,353
Reportable Legal Entities [Member] | Parent Company [Member]
Current assets:
Cash and cash equivalent	19,507,224	2,989,613	4,556,832
Due from subsidiaries	2,773,032,001	424,985,747	3,427,985,887
Due from related parties	6,098,994	934,712	16,791,784
Other current assets	650,764,989	99,734,098	40,601,328
Total current assets	3,449,403,208	528,644,170	3,489,935,831
Non-current assets:
Investments in subsidiaries	9,029,027,056	1,383,758,936	7,775,688,241
Due from related parties - non current	44,539,659	6,826,001	48,471,930
Call Option	756,929,181	116,004,472	294,177,634
Other non-current assets	11,180,965	1,713,558	11,961,460
Total assets	13,291,080,069	2,036,947,137	11,620,235,096
Current liabilities:
Due to subsidiaries	1,445,300,432	221,501,982	1,564,636,609
Due to related parties	2,780,831	426,181	3,061,179
Other current liabilities	11,396,726	1,746,625	6,076,910
Convertible senior notes-current	1,831,612,124	280,706,839
Total current liabilities	3,291,090,113	504,381,627	1,573,774,698
Due to related parties - non-current	12,145,683	1,861,407	14,926,514
Convertible senior notes	0	0	728,215,869
Total liabilities	3,303,235,796	506,243,034	2,316,917,081
Shareholders' equity:
Ordinary shares (USD0.00002 par value, 500,000,000 shares authorized, 180,653,497 and 190,380,309 shares issued as of December 31, 2019 and December 31, 2020, respectively,178,930,297 and 187,434,469 shares outstanding as of December 31, 2019 and December 31, 2020, respectively.)	26,052	3,993	24,767
Additional paid-in capital	5,251,244,630	804,788,449	4,582,849,862
Accumulated other comprehensive income	(128,615,450)	(19,711,180)	62,952,198
Treasury stock, at cost; 1,723,200 and 2,945,840 ordinary shares as of December 31, 2019 and December 31, 2020, respectively.	(43,169,878)	(6,616,073)	(13,875,553)
Retained earnings	4,908,358,919	752,238,915	4,671,366,741
Total shareholders' equity	9,987,844,273	1,530,704,104	9,303,318,015
Total liabilities and shareholders' equity	¥ 13,291,080,069	$ 2,036,947,138	¥ 11,620,235,096